Equity Investments in Associates (Narrative) (Details)	12 Months Ended				12 Months Ended				0 Months Ended		1 Months Ended				1 Months Ended					1 Months Ended							1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 01, 2013 Yinlong [Member]	Dec. 31, 2013 NQ Guotai [Member] USD ($)	Dec. 31, 2012 NQ Guotai [Member] USD ($)	Jun. 30, 2013 NQ Guotai [Member] USD ($)	Jun. 30, 2013 NQ Guotai [Member] CNY	Apr. 09, 2013 NQ Guotai [Member] Tianjin Qingyun [Member] USD ($)	Apr. 09, 2013 NQ Guotai [Member] Tianjin Qingyun [Member] CNY	Dec. 31, 2012 NQ Guotai [Member] Tianjin Qingyun [Member] USD ($)	Dec. 31, 2012 NQ Guotai [Member] Tianjin Qingyun [Member] CNY	Apr. 09, 2013 NQ Guotai [Member] Wangqin Guotai (Beijing) Capital Fund Management Ltd. [Member] USD ($)	Apr. 09, 2013 NQ Guotai [Member] Wangqin Guotai (Beijing) Capital Fund Management Ltd. [Member] CNY	Sep. 30, 2013 GEMA [Member] NationSky [Member] USD ($)	Jun. 30, 2012 Pansi [Member] USD ($)	Jun. 30, 2012 Shifang [Member] USD ($)	Dec. 31, 2013 Hissage [Member]	Aug. 31, 2012 Hissage [Member] USD ($)	Aug. 31, 2012 Hissage [Member] Common Shares [Member] USD ($)	Aug. 31, 2012 SIINE [Member] USD ($)	Sep. 30, 2012 Yinlong [Member] USD ($)	May 31, 2013 Asia Smart [Member] USD ($)	May 31, 2013 Asia Smart [Member] Common Shares [Member] USD ($)	Jun. 30, 2013 Hetu [Member] USD ($)	Dec. 31, 2013 Hetu [Member]	Jun. 30, 2013 Hetu [Member] Common Shares [Member] USD ($)	Sep. 30, 2013 Showself [Member] USD ($)	Sep. 30, 2013 Showself [Member] Common Shares [Member] USD ($)	Dec. 31, 2013 Huayong [Member] USD ($)	Sep. 30, 2013 Huayong [Member] USD ($)	Dec. 31, 2013 Huayong [Member] Common Shares [Member] USD ($)
Equity method investment
Capital injected by limited partner											$ 16,238,000	99,000,000
Percentage of equity interest by limited partner											49.50%	49.50%
Percentage of equity interest transferred from other shareholders									0.50%	0.50%					28.76%
Investments transferred from other shareholders									164,000	1,000,000
Capital injected by general partner													328,000	2,000,000
Aggregate cost of equity method investments							16,402,000	100,000,000							285,000
Percentage of equity interest in equity method investee					49.505%		49.505%	49.505%
Gain/(loss) from equity method investment	0	543,000	119,000		0	0
Share of net tangible assets acquired															58,000
Share of identified intangible assets															46,000
Estimated useful life															10 years
Equity investment goodwill															181,000
Cost method investment
Percentage of equity interest acquired in cost method investee																30.00%	25.00%				15.70%	18.90%	35.22%		20.00%			20.00%		29.01%	10.00%
Cash consideration																2,864,000	2,386,000		500,000		600,000	1,712,000	2,000,000		16,000			500,000		34,634,000	2,060,000
Share consideration, number of common shares																				3,821,655				1,152,013			1,150,385		885,478			3,039,449
Share consideration, fair value of common shares																				5,916,000				1,901,000			1,722,000		3,004,000			7,015,000
Percentage of equity interest in cost method investee																		35.14%					34.16%			18.18%
Percentage of equity interest acquired				36.10%
Percentage of equity interest accumulated in aggregate				55.00%
Additional capital injection																															5,000
Maximum percentage of equity interest in investee defined in further investment option agreements																														58.00%
Impairment of cost method investment	$ 0	$ 0